POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 4, 2015 TO THE

PROSPECTUS DATED FEBRUARY 27, 2015 OF:

PowerShares Active U.S. Real Estate Fund	PowerShares Multi-Strategy Alternative Portfolio
PowerShares China A-Share Portfolio	PowerShares S&P 500® Downside Hedged Portfolio

Effective immediately, Kevin Baum is no longer a Portfolio Manager of PowerShares China A-Share Portfolio, PowerShares Multi-Strategy Alternative Portfolio and PowerShares S&P 500® Downside Hedged Portfolio. Accordingly, all information and references related to him are hereby removed from the Prospectus.

•	On page 10, the table within the section titled “Summary Information – Management of the Fund – Portfolio Managers” for PowerShares China A-Share Portfolio is deleted and replaced with the following:

“Name	Title with Adviser/Trust	Date Began Managing the Fund

Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception

Michael Jeanette	Vice President and Senior Portfolio Manager of the Adviser	Since Inception

Theodore Samulowitz	Vice President and Portfolio Manager of the Adviser	Since Inception

Tony Seisser	Vice President and Portfolio Manager of the Adviser	February 2015

Brian Picken	Vice President and Portfolio Manager of the Adviser	Since Inception”

•	On page 17, the table within the section titled “Summary Information – Management of the Fund – Portfolio Managers” for PowerShares Multi-Strategy Alternative Portfolio is deleted and replaced with the following:

“Name	Title with Adviser/Sub-Adviser/Trust	Date Began Managing the Fund

Duy Nguyen	Portfolio Manager and Director of Quantitative Research of the Sub-Adviser	Since Inception

Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception

Michael Jeanette	Vice President and Senior Portfolio Manager of the Adviser	Since Inception

Theodore Samulowitz	Vice President and Portfolio Manager of the Adviser	Since Inception

Tony Seisser	Vice President and Portfolio Manager of the Adviser	February 2015”

•	On page 22, the table within the section titled “Summary Information – Management of the Fund – Portfolio Managers” for PowerShares S&P 500® Downside Hedged Portfolio is deleted and replaced with the following:

“Name	Title with Adviser/Trust	Date Began Managing the Fund

Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser and Vice President of the Trust	Since Inception

Michael Jeanette	Vice President and Senior Portfolio Manager of the Adviser	October 2013

Theodore Samulowitz	Vice President and Portfolio Manager of the Adviser	Since Inception

Tony Seisser	Vice President and Portfolio Manager of the Adviser	February 2015

Brian Picken	Vice President and Portfolio Manager of the Adviser	October 2013”

Please Retain This Supplement for Future Reference.

P-PS-PRO-10 SUP-1 120415

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 4, 2015 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 27, 2015

Effective immediately, the Statement of Additional Information is revised as follows:

•	Kevin Baum is no longer a Portfolio Manager of PowerShares China A-Share Portfolio, PowerShares Multi-Strategy Alternative Portfolio and PowerShares S&P 500® Downside Hedged Portfolio. Accordingly, all information and references related to him are hereby removed from the Statement of Additional Information.

Please Retain This Supplement for Future Reference.

P-PS-SAI-ACTIVE-SUP-1 120415